SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details) - Standard Waste Services L L C [Member]	Mar. 31, 2024
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Trucks And Tractors [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years